Investments in Equity Investees - Summarized Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Summarized balance sheet
Current assets	$ 1,022,237	$ 1,212,076
Current liabilities	(321,856)	(311,658)
Net assets	799,728	986,893
SHPL
Summarized balance sheet
Current assets	225,402	190,260
Non-current assets	84,971	91,605
Current liabilities	(145,272)	(128,993)
Non-current liabilities	(6,026)	(7,131)
Net assets	$ 159,075	$ 145,741